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Deutsche Asset Management

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                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                              September 30, 2001

                                                         Class A, B and C Shares

Cash Reserve Prime Shares

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................ 3

              CASH RESERVE PRIME SHARES
                 Schedule of Investments ............................ 5
                 Statement of Assets and Liabilities ................13
                 Statement of Operations ............................14
                 Statements of Changes in Net Assets ................15
                 Financial Highlights ...............................16
                 Notes to Financial Statements ......................19



                        -------------------------------
              The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                        -------------------------------

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                                        2
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Cash Reserve Prime Shares
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to report on the progress of your Fund for the six months ended September 30, 2001.

MARKET ACTIVITY
The money markets were impacted primarily by the slowing US economy and the consequential actions of the Federal Reserve Board during the semi-annual period, including its aggressive interest rate cuts following the September 11 attacks.

THE FEDERAL RESERVE BOARD CONTINUED ITS AGGRESSIVE EASING OF INTEREST RATES THROUGHOUT, CAUSING MONEY MARKET YIELDS TO DRAMATICALLY DECLINE.
o After lowering the targeted federal funds rate three times during the first calendar quarter of 2001, the Federal Reserve Board cut interest rates five more times from April through September. The targeted federal funds rate stood at 3.00% on September 30, 2001.
o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.
o For several months, the Federal Reserve Board's aggressive easing of monetary policy had little desired impact on the US economy. The speed and extent of the domestic economic slowdown was more pronounced than the Federal Reserve Board anticipated. At the same time, foreign demand slowed. During the third calendar quarter, it appeared that fiscal stimulus was starting to take hold, and the US economy began showing signs of stabilizing. This initial economic rebound was stopped in its tracks by the September 11 attacks.
o On September 17, the Federal Reserve Board made its third intra-meeting reduction of the year, one hour before the US equity markets re-opened after the longest suspension of activity since 1933. The Federal Reserve Board declared its intention to supply the necessary liquidity to ensure an orderly market.
o This year's campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.

AS THE US ECONOMIC SLOWDOWN ACCELERATED AND THE EQUITY MARKETS CONTINUED TO SLIDE THROUGH MUCH OF THE SEMI-ANNUAL PERIOD, A DETERIORATION IN CREDIT QUALITY OF MANY CORPORATIONS ALSO IMPACTED THE MONEY MARKETS.
o A number of companies were either downgraded or 'on watch' for possible downgrades by the rating agencies.
o The purchase of high quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

INVESTMENT REVIEW
We continued to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issuer. Evidence of our insistence on these high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which Cash Reserve Prime Shares is a class. The portfolio has received a 'AAAm' rating.3 This rating is the highest that S&P awards to money market funds.

   7-DAY CURRENT YIELD (as of 9/30/01)

   Cash Reserve Prime Class A Shares 1                   2.84%
   iMoneyNet First Tier Retail Money Funds Average 2     2.58%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
  'Current Yield' is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a seven day period. This income is then annualized.
2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
3 Ratings are subject to change and do not remove market risk.

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                                        3
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Cash Reserve Prime Shares
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Our strategy in this Fund continued to be concentrated on investing in high quality issues. As of September 30, 2001, 70.83% of the Prime Series was invested in securities rated A1+/P1 and 16.14% in securities rated A1/P1, by S&P and Moody's. The remaining 13.03% of the Series was primarily invested in AAA-rated money market funds and federal agency securities with long-term AAA-ratings, as rated by S&P and Moody's.

We successfully navigated through the semi-annual period's credit quality problems and the huge volume of downgrades without negative impact to this Series. Our credit staff was especially aggressive in anticipating potential problems by placing maturity caps on several companies' securities that were subsequently downgraded. Seeking high quality instruments that have little risk for downgrades by the rating agencies--especially in these uncertain times--continued to be our primary purchasing focus.

Given the unprecedented rapid easings by the Federal Reserve Board, we maintained the Fund's weighted average maturity somewhat longer than the benchmark position over most of the semi-annual period. In fact, the Fund's weighted average maturity was rarely less than 50 days, as we anticipated further interest rate cuts. This, too, became a challenge for several reasons. The short end of the money market yield curve was inverted (ie, yields were highest at the shortest end of the curve) for most of the reporting period. Also, the top-rated corporations were primarily issuing short-term securities when we were extending the Fund's maturity. Consequently, the supply of quality names was minimal.

As of September 30, 2001, 41.28% of the Series was invested in commercial paper, 19.81% in corporate floating rate securities, 8.00% in euro certificates of deposit, 6.35% in euro time deposits, 4.77% in Yankee certificates of deposit and 19.79% in US agency securities, money market funds and cash or cash equivalents.

LOOKING AHEAD
On October 2, the Federal Reserve Board cut interest rates for the ninth time this year, bringing the targeted federal funds rate down by another 0.50% to 2.50%. The Federal Reserve Board stated that the terrorist attacks of September 11 'have significantly heightened uncertainty in an economy that was already weak. Business and household spending, as a consequence, are being further dampened.'

The recent terrorist attacks and the response by the US military have created a great deal of uncertainty, not only in politics, but also in the domestic economy. The question is whether the combination of fiscal and monetary stimulus already in the pipeline--namely, 4.00% of cumulative interest rate cuts, a massive fiscal spending package and the tax refund checks of the third calendar quarter--will be able to return the US economy to a path of growth. In our view, the short-term outlook indicates that a change in the direction of the economy is not immediately ahead, but rather that economic conditions will stay soft at least through the end of 2001. Given this view, we also feel that the Federal Reserve Board will likely lower interest rates at least one more time this year.

In the Fund, then, we intend to maintain a longer-than-benchmark weighted average maturity for the foreseeable future. We also intend to continue to seek high quality issuers in an effort to avoid potential downgrades by the rating agencies, as the economy may well be entering its first recession in a decade. We will also continue to maintain our conservative investment strategies and standards for the foreseeable future. We believe in the conservative approach that we apply to investing on behalf of the Fund and will continue to seek competitive yields for our shareholders.

As always, we appreciate your continued support.

Sincerely,
/S/ DARLENE M. RASEL

Darlene M. Rasel
Portfolio Manager
September 30, 2001

--------------------------------------------------------------------------------
                                        4
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Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 1--41.28%
AIRCRAFT & AEROSPACE--0.42%
   British Aerospace NA,
     3.48%      10/31/01 .............................  A-1            P-1      $ 24,000           $  23,930,400
                                                                                                   -------------
ASSET BACKED--18.96%
   Asset Portfolio Funding Corp.:
     3.77%      12/10/01 .............................  A-1+           P-1        30,000              29,780,083
     3.40%      1/4/02 ...............................  A-1+           P-1        12,599              12,485,959
   Bavaria TRR Corp.,
     3.07%      10/11/01 .............................  A-1            P-1        50,000              49,957,361
   Ciesco, LP,
     3.30%      11/5/01 ..............................  A-1+           P-1        50,000              49,839,583
   Dorada Finance, Inc.,
     3.63%      1/22/02 ..............................  A-1+           P-1         6,500               6,425,938
   Greyhawk Funding LLC,
     3.45%      10/29/01 .............................  A-1+           P-1        60,000              59,839,000
   K2 (USA) LLC:
     3.84%      11/29/01 .............................  A-1+           P-1        10,000               9,937,067
     3.84%      11/30/01 .............................  A-1+           P-1        40,000              39,744,000
     3.81%      1/10/02 ..............................  A-1+           P-1        20,000              19,786,217
     3.72%      2/27/02 ..............................  A-1+           P-1        42,000              41,353,340
   Monte Rosa Capital Corporation,
     3.50%      10/11/01 .............................  A-1+           P-1        50,000              49,951,389
   Moriarty LLC,
     3.45%      1/24/02 ..............................  A-1+           P-1        30,000              29,669,375
   Pennine Funding LLC:
     3.93%      10/22/01 .............................  A-1+           P-1         8,000               7,981,660
     3.46%      11/13/01 .............................  A-1+           P-1        50,000              49,793,361
     3.65%      1/14/02 ..............................  A-1+           P-1        40,000              39,574,167
   Perry Global Funding LLC, Series A,
     3.43%      1/11/02 ..............................  A-1+           P-1        29,555              29,267,775
   Quincy Capital Corp.:
     3.50%      10/15/01 .............................  A-1+           P-1        24,113              24,080,179
     3.10%      10/17/01 .............................  A-1+           P-1        30,000              29,958,667
     3.20%      11/9/01 ..............................  A-1+           P-1        35,000              34,878,667
   Receivables Capital Corp.:
     3.45%      10/1/01 ..............................  A-1+           P-1        75,000              75,000,000
     3.45%      10/11/01 .............................  A-1+           P-1        50,000              49,952,083
   Scaldis Capital LLC:
      3.04%     10/17/01 .............................  A-1+           P-1        20,000              19,972,978
     3.75%      12/7/01 ..............................  A-1+           P-1        18,147              18,020,349
     3.10%      12/17/01 .............................  A-1+           P-1        30,000              29,801,083
   Sheffield Receivables Corp.:
     2.75%      10/25/01 .............................  A-1+           P-1       125,000             124,770,833
     3.92%      11/21/01 .............................  A-1+           P-1        25,000              24,861,167
     3.72%      1/9/02 ...............................  A-1+           P-1        60,620              59,993,593
   Tulip Funding Corp.,
     2.73%      10/31/01 .............................  A-1+           P-1        49,821              49,707,657
                                                                                                   -------------
                                                                                                   1,066,383,531
                                                                                                   -------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES & TRUCKS--4.03%
   Volkswagen America:
     3.51%      10/9/01 ..............................  A-1            P-1      $ 40,000           $  39,968,800
     3.00%      10/19/01 .............................  A-1            P-1       187,000             186,719,500
                                                                                                   -------------
                                                                                                     226,688,300
                                                                                                   -------------
BANKS--1.86%
   Fortis Bank,
     3.44%      10/11/01 .............................  A-1+           P-1        45,000              44,957,000
   Societe Generale NA, Inc.,
     3.37%      2/13/02 ..............................  A-1+           P-1        15,000              14,810,438
   Swedish National Housing Finance Corporation:
     3.66%      10/12/01 .............................  A-1+           P-1        20,000              19,977,633
     3.60%      10/26/01 .............................  A-1+           P-1        25,000              24,937,500
                                                                                                   -------------
                                                                                                     104,682,571
                                                                                                   -------------
ELECTRONICS--1.42%
   Hitachi America Capital, Ltd.,
     3.40%      10/2/01 ..............................  A-1+           P-1        30,000              29,997,167
   Panasonic Finance Inc.,
     2.95%      10/2/01 ..............................  A-1+           P-1        50,000              49,995,903
                                                                                                   -------------
                                                                                                      79,993,070
                                                                                                   -------------
FINANCE: DIVERSIFIED--4.15%
   GE Capital International Funding, Inc.:
     3.50%      10/11/01 .............................  A-1+           P-1        75,000              74,927,083
     3.46%      10/19/01 .............................  A-1+           P-1        10,000               9,982,700
   General Electric Capital Corp.:
     3.80%      10/26/01 .............................  A-1+           P-1        35,000              34,907,639
     3.35%      3/5/02 ...............................  A-1+           P-1        40,000              39,423,055
   General Electric Capital Services, Inc.,
     3.38%      3/4/02 ...............................  A-1+           P-1        50,000              49,277,056
   Paccar Financial Corp.,
     3.25%      10/5/01 ..............................  A-1+           P-1        24,985              24,975,978
                                                                                                   -------------
                                                                                                     233,493,511
                                                                                                   -------------
FINANCIAL SERVICES--2.04%
   Goldman Sachs & Co.:
     3.75%      11/29/01 .............................  A-1+           P-1        25,000              24,846,354
     3.75%      11/30/01 .............................  A-1+           P-1        45,000              44,718,750
   J.P. Morgan Chase & Co.,
     3.25%      10/17/01 .............................  A-1+           P-1        45,000              44,935,000
                                                                                                   -------------
                                                                                                     114,500,104
                                                                                                   -------------
INSURANCE, PROPERTY AND CASUALTY--0.44%
   Transamerica Finance Corp.,
     3.52%      10/5/01 ..............................  A-1            P-1        25,000              24,990,222
                                                                                                   -------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
MINING--1.78%
   Rio Tinto America, Inc.:
     3.47%      10/18/01 .............................  A-1+           P-1       $50,000          $   49,918,070
     2.50%      10/22/01 .............................  A-1+           P-1        50,000              49,927,083
                                                                                                  --------------
                                                                                                      99,845,153
                                                                                                  --------------
PHARMACEUTICAL--2.18%
   Abbott Laboratories,
     2.70%      10/26/01 .............................  A-1+           P-1        50,000              49,906,250
   Merck & Co.,
     3.40%      10/1/01 ..............................  A-1+           P-1        50,000              50,000,000
   Schering Corp.,
     3.20%      10/5/01 ..............................  A-1+           P-1        22,700              22,691,929
                                                                                                  --------------
                                                                                                     122,598,179
                                                                                                  --------------
PUBLISHING--1.90%
   Gannett Co., Inc.,
     3.45%      10/19/01 .............................  A-1            P-1       107,025             106,840,382
                                                                                                  --------------
TELEPHONE--0.57%
   Verizon Network Funding Corp.,
     3.56%      10/23/01 .............................  A-1+           P-1        32,000              31,930,382
                                                                                                  --------------
UTILITIES--1.53%
   National Rural Utilities CFC:
     3.00%      10/26/01 .............................  A-1+           P-1        50,000              49,895,833
     2.65%      11/7/01 ..............................  A-1+           P-1        36,000              35,901,950
                                                                                                  --------------
                                                                                                      85,797,783
                                                                                                  --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $2,321,673,588) ..............................................................  2,321,673,588
                                                                                                  --------------

FLOATING RATE NOTES--19.81%
   Abbey National Treasury Services, PLC,
     2.571%     10/25/01 .............................  A-1+           P-1        35,000              34,998,849
   American Express Centurian Bank:
     3.561%     12/4/01 ..............................  A-1            P-1        40,000              40,000,000
     3.471%     5/14/02 ..............................  A-1            P-1        50,000              50,000,000
   American Honda Finance Corp.:
     3.531%     11/20/01 .............................  A-1            P-1        25,000              25,000,000
     2.604%     1/24/02 ..............................  A-1            P-1        40,000              39,998,647
     2.681%     6/25/02 ..............................  A-1            P-1        10,000              10,000,000
     3.513%     8/27/02 ..............................  A-1            P-1        15,000              15,000,000
   Associates Corp. of North America:
     3.629%     2/22/02 ..............................  A-1+           P-1        50,000              50,029,456
     3.68%      5/17/02 ..............................  A-1+           P-1        25,000              25,027,238

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Baltimore Gas & Electric Co.,
     4.07%      2/15/02 ..............................  A-1            P-1       $10,000            $ 10,000,000
   Bayerische Landesbank Girozentrale,
     2.591%     10/25/01 .............................  A-1+           P-1        38,000              37,998,998
   Boeing Capital Corp.,
     3.576%     2/7/02 ...............................  A-1+           P-1        65,000              64,987,856
   Caterpillar, Inc.,
     3.61%      12/10/01 .............................  A-1            P-1        10,507              10,509,689
   Chase Manhattan Corporation:
     3.82%      12/10/01 .............................  A-1+           P-1        20,000              20,016,196
     3.916%     1/3/02 ...............................  A-1+           P-1        24,766              24,772,170
     2.673%     3/22/02 ..............................  A-1+           P-1        15,500              15,510,699
   Citigroup Inc.,
     3.471%     7/12/02 ..............................  A-1+           P-1        60,000              60,000,000
   Compass Securitization, LLC,
     3.537%     1/9/02 ...............................  A-1+           P-1        30,000              30,000,000
   Credit Suisse First Boston, Inc.:
     3.20%      3/20/02 ..............................  A-1+           P-1        50,000              50,000,000
     3.543%     5/7/02 ...............................  A-1+           P-1        20,000              20,000,000
   Federal National Mortgage Association Med Term Note,
     3.065%     3/21/02 ..............................   --            P-1        45,000              45,000,000
   J.P. Morgan Chase & Co.,
     3.785%     1/28/02 ..............................  A-1+           P-1        64,000              64,026,841
   Merrill Lynch & Co., Inc.,
     3.245%     1/8/02 ...............................  A-1+           P-1        25,000              25,000,000
   Paccar Financial Corp.,
     3.80%      4/26/02 ..............................  A-1+           P-1        40,000              40,034,704
   Salomon Smith Barney Holdings, Inc.:
     2.784%     1/24/02 ..............................  A-1+           P-1         5,000               5,002,161
     3.859%     1/24/02 ..............................  A-1+           P-1         5,000               5,002,459
     3.583%     3/4/02 ...............................  A-1+           P-1        30,000              30,026,440
     3.37%      3/18/02 ..............................  A-1+           P-1         5,300               5,307,364
     3.97%      4/15/02 ..............................  A-1+           P-1         5,675               5,684,390
   Toyota Motor Credit Corp.:
     3.46%      12/7/01 ..............................  A-1+           P-1        60,000              60,000,000
     3.551%     4/2/02 ...............................  A-1+           P-1        55,000              55,000,000
     3.438%     5/15/02 ..............................  A-1+           P-1        50,000              50,000,000
   US Bank N.A.,
     3.626%     6/14/02 ..............................  A-1            P-1        20,000              20,021,429
   Verizon Global Funding Corp.:
     2.915%     3/20/02 ..............................  A-1            P-1        40,000              39,987,242
     2.873%     3/21/02 ..............................  A-1            P-1        30,000              30,017,217
                                                                                                  --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,113,960,045) ..............................................................  1,113,960,045
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES--4.69%
   Federal Farm Credit Bank Discount Notes,
     4.54%      2/26/02 ..............................   --            P-1       $10,000            $  9,813,355
   Federal Home Loan Bank:
     4.18%      6/7/02 ...............................   --            P-1        20,000              19,991,473
     3.90%      7/3/02 ...............................   --            P-1        17,000              16,998,027
     3.75%      7/23/02 ..............................   --            P-1        10,000               9,990,105
   Federal Home Loan Mortgage Corp.:
     2.46%      11/2/01 ..............................  A-1+           P-1        50,000              49,890,667
     2.50%      11/28/01 .............................  A-1+           P-1        57,000              56,770,417
     2.94%      12/7/01 ..............................  A-1+           P-1        25,000              24,863,208
   FMC Discount Note,
     3.57%      1/25/02 ..............................   --            P-1        26,006              25,707,682
   Federal National Mortgage Association,
     2.28%      12/14/01 .............................   --            P-1        50,000              49,765,667
                                                                                                  --------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost $263,790,601) ................................................................    263,790,601
                                                                                                  --------------

CERTIFICATES OF DEPOSIT--1.35%
   Citibank, N.A.,
     3.59%      11/2/01 ..............................  A-1+           P-1        26,000              26,000,000
   LaSalle National Bank,
     3.15%      11/19/01 .............................  A-1+           P-1        50,000              50,000,000
                                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $76,000,000) .................................................................     76,000,000
                                                                                                  --------------

YANKEE CERTIFICATES OF DEPOSIT--4.77%
   Bank of America N.A.,
     4.07%      11/7/01 ..............................  A-1+           P-1        38,000              38,000,000
   Bayerische Landesbank Girozentrale,
     5.05%      2/26/02 ..............................  A-1+           P-1        10,000               9,999,218
   Dexia Bank Belgium,
     4.26%      5/22/02 ..............................  A-1+           P-1        20,000              20,000,621
   Landesbank Baden Wurttemberg:
     3.63%      12/31/01 .............................  A-1+           P-1        25,000              24,992,415
     3.845%     1/3/02 ...............................  A-1+           P-1        25,000              25,000,320
   Natexis Banque Populaires:
     3.55%      10/9/01 ..............................  A-1            P-1        50,000              50,002,594
     3.46%      11/1/01 ..............................  A-1            P-1        25,000              25,000,000
   Royal Bank of Scotland PLC,
     4.28%      4/23/02 ..............................  A-1+           P-1        25,000              24,998,642
   UBS AG,
     4.10%      5/20/02 ..............................  A-1+           P-1        50,000              50,139,280
                                                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $268,133,090) ................................................................    268,133,090
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT--8.00%
   Bank of Scotland,
     3.63%      5/10/02 ..............................  A-1            P-1       $40,000            $ 40,000,000
   Barclays Bank PLC,
     5.27%      10/30/01 .............................  A-1+           P-1        10,000              10,001,006
   Credit Agricole Indosuez SA:
     2.50%      12/24/01 .............................  A-1+           P-1        35,000              35,000,812
     4.03%      6/13/02 ..............................  A-1+           P-1        25,000              25,001,625
   Dresdner Bank AG,
     3.82%      12/10/01 .............................  A-1+           P-1        50,000              50,000,000
   ING Bank N.V.:
     3.74%      1/14/02 ..............................  A-1+           P-1        15,000              15,000,000
     3.70%      1/22/02 ..............................  A-1+           P-1        35,000              35,000,000
     3.615%     8/13/02 ..............................  A-1+           P-1        30,000              30,000,000
   Landesbank Hessen-Thuringen Girozentrale,
     4.76%      4/22/02 ..............................  A-1+           P-1        30,000              30,078,939
   Norddeutsche Landesbank Girozentrale:
     3.51%      10/17/01 .............................  A-1+           P-1        50,000              50,000,588
     3.83%      12/10/01 .............................  A-1+           P-1        35,000              35,001,227
     3.63%      1/28/02 ..............................  A-1+           P-1        40,000              39,997,212
     3.47%      3/7/02 ...............................  A-1+           P-1        40,000              40,097,521
   Svenska Handelsbanken, Inc.,
     3.75%      1/7/02 ...............................  A-1            P-1        15,000              14,996,181
                                                                                                  --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $450,175,111) ................................................................    450,175,111
                                                                                                  --------------

EURO TIME DEPOSITS-CAYMAN--6.35%
   Allied Irish Banks PLC:
     3.96%      11/19/01 .............................  A-1            P-1        25,000              25,000,000
     3.42%      3/4/02 ...............................  A-1            P-1        40,000              40,000,000
   Banque Bruxelles Lambert,
     3.71%      1/14/02 ..............................  A-1+           P-1        50,000              50,000,000
   Bayerishe Hypo-und Vereinsbank AG,
     4.145%     10/9/01 ..............................  A-1+           P-1        27,000              27,000,000
   Credit Agricole Indosuez S.A.,
     3.30%      10/1/01 ..............................  A-1+           P-1       100,000             100,000,000
   Landesbank Baden Wurttemberg:
     4.05%      11/9/01 ..............................  A-1+           P-1        30,000              30,000,000
     3.65%      1/28/02 ..............................  A-1+           P-1        50,000              50,000,000
     3.45%      2/25/02 ..............................  A-1+           P-1        35,000              35,000,000
                                                                                                  --------------
TOTAL EURO TIME DEPOSITS-CAYMAN
   (Amortized Cost $357,000,000) ................................................................    357,000,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES--0.32%
   International Lease Finance Corporation:
     5.60%      1/15/02 ..............................  A-1+           P-1       $ 8,000          $    8,022,394
     7.20%      4/17/02 ..............................  A-1+           P-1        10,000              10,138,074
                                                                                                  --------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $18,160,468) .................................................................     18,160,468
                                                                                                  --------------

FEDERAL FARM CREDIT--0.36%
   Federal Farm Credit Bank,
     5.25%      5/1/02 ...............................   --            P-1        20,000              20,113,600
                                                                                                  --------------
TOTAL FEDERAL FARM CREDIT
   (Amortized Cost $20,113,600) .................................................................     20,113,600
                                                                                                  --------------

FEDERAL HOME LOAN MORTGAGE COMPANY--0.90%
   Federal Home Loan Bank Board:
     5.125%     2/26/02 ..............................   --             --        30,000              30,161,120
     7.25%      5/15/02 ..............................   --             --        20,000              20,403,011
                                                                                                  --------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
   (Amortized Cost $50,564,131) .................................................................     50,564,131
                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.27%
   Federal National Mortgage Association,
     4.03%      6/28/02 ..............................   --            P-1        15,000              15,000,000
                                                                                                  --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $15,000,000) .................................................................     15,000,000
                                                                                                  --------------

MONEY MARKET FUNDS--9.26%
   Dreyfus Cash Management ...........................   --             --        25,000              25,000,000
   J.P. Morgan Institutional Prime Fund ..............   --             --        25,000              25,000,000
   Liquid Assets Portfolio (AIM) .....................   --             --       175,960             175,960,000
   Prime Cash Obligation Fund ........................   --             --        75,000              75,000,000
   Prime Obligations Fund ............................   --             --       220,000             220,000,000
                                                                                                  --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $520,960,000) ................................................................    520,960,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT--0.80%
   General Electric Capital Assurance Corp.,
     3.543%     9/3/02 ...............................  A-1+            --       $45,000          $   45,000,000
                                                                                                  --------------
TOTAL FUNDING AGREEMENT
   (Amortized Cost $45,000,000) .................................................................     45,000,000
                                                                                                  --------------

REPURCHASE AGREEMENT--1.69%
   CHASE MANHATTAN TRI-PARTY, 3.32%
     Dated 9/28/01, principal and interest in the amount of $94,782,857 due
     10/1/01, (collateralized by:FNCI's, with a par value of $95,406,082, coupon rate of 6.00% thru 6.50%, due date of 9/01/16, market value of
     $97,169,486). (Cost $94,757,000) ...........................................................     94,757,000
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $94,757,000) .................................................................     94,757,000
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $5,615,287,634) ................................................   99.85%      $5,615,287,634

OTHER ASSETS IN EXCESS OF LIABILITIES .............................................    0.15            8,557,647
                                                                                     ------       --------------
NET ASSETS ........................................................................  100.00%      $5,623,845,281
                                                                                     ======       ==============

--------------------------------------------------------------------------------
1 Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund. MOODY'S RATINGS:
P-1 Commercial paper bearing this designation is of the best quality.
S&P RATINGS:
A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

 PRIME SERIES

                                                        SEPTEMBER 30, 2001

ASSETS
  Investments, at amortized cost .........................  $5,615,287,634
  Cash ...................................................         737,977
  Receivable for capital shares sold .....................          16,123
  Interest receivable ....................................      16,946,987
  Prepaid expenses and other .............................         649,960
                                                            --------------
Total assets .............................................   5,633,638,681
                                                            --------------
LIABILITIES
  Payable for capital shares redeemed ....................         841,838
  Income dividend payable ................................       4,096,564
  Accounting fees payable ................................          15,350
  Advisory fees payable ..................................       1,179,896
  Custody fees payable ...................................         330,451
  Transfer agent fees payable ............................       1,098,020
  Accrued expenses and other .............................       2,231,281
                                                            --------------
Total liabilities ........................................       9,793,400
                                                            --------------
NET ASSETS ...............................................  $5,623,845,281
                                                            --------------
                                                            --------------
COMPOSITION OF NET ASSETS
  Paid-in capital ........................................  $5,623,389,825
  Undistributed net investment income ....................         118,726
  Accumulated net realized gain on investment transactions         336,730
                                                            --------------
NET ASSETS ...............................................  $5,623,845,281
                                                            ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Deutsche Banc Alex. Brown Cash Reserve Prime Shares 1 .  $         1.00
                                                            ==============
   Deutsche Banc Alex. Brown Cash Reserve
     Prime Institutional Shares 2 ........................  $         1.00
                                                            ==============
   Cash Reserve Prime Class A Shares 3 ...................  $         1.00
                                                            ==============
   Cash Reserve Prime Class B Shares 4 ...................  $         1.00
                                                            ==============
   Cash Reserve Prime Class C Shares 5 ...................  $         1.00
                                                            ==============
   Quality Cash Reserve Prime Shares 6 ...................  $         1.00
                                                            ==============

--------------------------------------------------------------------------------
1 Net asset value, offering and redemption price per share (based on net assets of $4,820,997,024 and 4,820,605,650 shares outstanding).
2 Net asset value, offering and redemption price per share (based on net assets of $742,375,793 and 742,320,385 shares outstanding).
3 Net asset value, offering and redemption price per share (based on net assets of $12,191,084 and 12,189,774 shares outstanding).
4 Net asset value, offering and redemption price per share (based on net assets of $14,391,965 and 14,391,132 shares outstanding).
5 Net asset value, offering and redemption price per share (based on net assets of $1,216,939 and 1,216,866 shares outstanding).
6 Net asset value, offering and redemption price per share (based on net assets of $32,672,476 and 32,663,300 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

 PRIME SERIES
                                              FOR THE SIX MONTHS ENDED
                                                    SEPTEMBER 30, 2001

INVESTMENT INCOME
   Investment Income ...................................  $132,144,284
                                                          ------------
EXPENSES
   Investment advisory fees ............................     7,689,346
   Distribution fees:
     Deutsche Banc Alex. Brown Cash Reserve Prime Shares     6,449,715
     Cash Reserve Prime Class A Shares .................        14,885
     Cash Reserve Prime Class B Shares .................        44,014
     Cash Reserve Prime Class C Shares .................         4,842
     Quality Cash Reserve Prime Shares .................       129,393
   Transfer agent fees .................................     2,317,011
   Shareholder service fees:
     Deutsche Banc Alex. Brown Cash Reserve Prime Shares     1,531,807
     Cash Reserve Prime Class B Shares .................        14,671
     Cash Reserve Prime Class C Shares .................         1,614
   Registration fees ...................................       429,603
   Custodian fees ......................................       275,141
   Printing and shareholder reports ....................       201,983
   Directors' fees .....................................       166,942
   Accounting fees .....................................        95,678
   Professional fees ...................................        32,948
   Miscellaneous .......................................       201,066
                                                          ------------
Total expenses .........................................    19,600,659
                                                          ------------
NET INVESTMENT INCOME ..................................   112,543,625
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .........       263,504
                                                          ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............  $112,807,129
                                                          ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

 PRIME SERIES                                              FOR THE SIX            FOR THE
                                                          MONTHS ENDED         YEAR ENDED
                                                  SEPTEMBER 30, 2001 1     MARCH 31, 2001
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...........................  $    112,543,625   $    364,872,769
   Net realized gain from investment transactions ..           263,504             73,226
                                                      ----------------   ----------------
   Net increase in net assets from operations ......       112,807,129        364,945,995
                                                      ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Shares .......................       (93,688,678)      (317,575,763)
     Deutsche Banc Alex. Brown Cash
        Reserve Prime Institutional Shares .........       (17,717,843)       (43,000,080)
     Cash Reserve Prime Class A Shares .............          (221,911)          (844,641)
     Cash Reserve Prime Class B Shares .............          (172,515)          (280,056)
     Cash Reserve Prime Class C Shares .............           (19,336)           (41,081)
     Quality Cash Reserve Prime Shares .............          (723,342)        (3,131,157)
                                                      ----------------   ----------------
Total distributions ................................      (112,543,625)      (364,872,778)
                                                      ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ...................    18,292,097,729     49,691,006,111
   Dividend reinvestments ..........................       108,731,307        340,652,084
   Cost of shares redeemed .........................   (19,259,832,321)   (50,054,007,599)
                                                      ----------------   ----------------
   Net decrease in net assets
     from capital share transactions ...............      (859,003,285)       (22,349,404)
                                                      ----------------   ----------------
TOTAL DECREASE IN NET ASSETS .......................      (858,739,781)       (22,276,187)
NET ASSETS
   Beginning of period .............................     6,482,585,062      6,504,861,249
                                                      ----------------   ----------------
   End of period ...................................  $  5,623,845,281   $  6,482,585,062
                                                      ================   ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                    FOR THE SIX
                                  MONTHS ENDED
                                 SEPTEMBER 30,                                     FOR THE YEARS ENDED MARCH 31,
                                        2001 1          2001          2000          1999        1998        1997
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ..............  $  1.00       $  1.00       $  1.00       $  1.00     $  1.00     $  1.00
                                       -------       -------       -------       -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ............   0.0186        0.0579        0.0483        0.0474      0.0494      0.0478
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............  (0.0186)      (0.0579)      (0.0483)      (0.0474)    (0.0494)    (0.0478)
                                       -------       -------       -------       -------     -------     -------
NET ASSET VALUE, END OF PERIOD ......  $  1.00       $  1.00       $  1.00       $  1.00     $  1.00     $  1.00
                                       =======       =======       =======       =======     =======     =======
TOTAL INVESTMENT RETURN .............     1.86%         5.95%         4.94%         4.85%       5.05%       4.88%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................  $12,191       $11,882       $16,214       $13,028      $7,737      $6,522
   Ratios to average net assets:
     Net investment income ..........     3.72%2        5.73%         4.89%         4.67%       4.94%       4.78%
     Expenses .......................     0.62%2        0.61%         0.63%         0.63%       0.67%       0.63%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                    FOR THE SIX
                                  MONTHS ENDED
                                 SEPTEMBER 30,                                     FOR THE YEARS ENDED MARCH 31,
                                        2001 1          2001          2000          1999        1998        1997
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ............... $  1.00       $  1.00       $  1.00       $  1.00     $  1.00     $  1.00
                                       -------       -------       -------       -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .............  0.0147        0.0505        0.0406        0.0400      0.0418      0.0414
DISTRIBUTIONS TO SHAREHOLDERS
   Net investments income ............ (0.0147)      (0.0505)      (0.0406)      (0.0400)    (0.0418)    (0.0414)
                                       -------       -------       -------       -------     -------     -------
NET ASSET VALUE, END OF PERIOD ....... $  1.00       $  1.00       $  1.00       $  1.00     $  1.00     $  1.00
                                       =======       =======       =======       =======     =======     =======
TOTAL INVESTMENT RETURN ..............    1.48%         5.17%         4.14%         4.07%       4.27%       4.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $14,392       $11,975        $2,980        $2,356        $184        $227
   Ratios to average net assets:
     Net investment income ...........    2.94%2        5.00%         4.14%         3.92%       4.18%       4.14%
     Expenses ........................    1.37%2        1.39%         1.38%         1.37%       1.42%       1.38%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS C SHARES                                      FOR THE SIX           FOR THE          FOR THE PERIOD
                                                    MONTHS ENDED        YEAR ENDED      JANUARY 18, 2000 2
                                                   SEPTEMBER 30,         MARCH 31,       THROUGH MARCH 31,
                                                          2001 1              2001                    2000
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................. $   1.00          $   1.00                 $  1.00
                                                        --------          --------                 -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..............................   0.0147            0.0515                  0.0115
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............................  (0.0147)          (0.0515)                (0.0115)
                                                        --------          --------                 -------
NET ASSET VALUE, END OF PERIOD ........................ $   1.00          $   1.00                 $  1.00
                                                        ========          ========                 =======
TOTAL INVESTMENT RETURN ...............................     1.48%             5.28%                   1.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ...........   $1,217            $1,592                     $779
   Ratios to average net assets:
     Net investment income ............................     3.00%3            5.07%                    6.00%3
     Expenses .........................................     1.37%3            1.34%                    0.31%3

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the 'Fund') began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes: Deutsche Banc Alex. Brown Cash Reserve Prime Shares ('Prime Shares'), Cash Reserve Prime Class A Shares, (formerly 'Flag Investors Cash Reserve Prime Class A Shares'), Cash Reserve Prime Class B Shares, (formerly 'Flag Investors Cash Reserve Prime Class B Shares'), Cash Reserve Prime Class C Shares, (formerly 'Flag Investors Cash Reserve Prime Class C Shares'), Quality Cash Reserve Prime Shares ('Quality Cash Shares') and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ('Prime Institutional Shares'). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series.

A. VALUATION OF SECURITIES
Each Portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

B. REPURCHASE AGREEMENTS
The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

C. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is treated as a separate entity for Federal Income tax purposes.

D. SECURITIES TRANSACTIONS, INVESTMENT
   INCOME AND DISTRIBUTIONS
The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

E. EXPENSES
Operating expenses for each share class or series are recorded on an accrual basis, and are charged to that class' or series' operations. If a Fund expense cannot be directly attributed to a share class or series, the expense is prorated among the classes or series that the expense affects and is based on the classes' or series' relative net assets.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES AND OTHER FEES
Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the investment advisor to each series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets.

ICCC may voluntarily waive a portion of its advisory fees for the Prime Series to preserve or enhance performance. No fees were waived for the period ended September 30, 2001.

ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series pays ICCC an annual fee that is calculated daily and paid monthly from its average daily net assets.

ICCC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the Prime Series pays ICCC a per account fee that is calculated and paid monthly.

ICC Distributors, Inc. ('ICC Distributors'), a non-affiliated entity, provides distribution services to the Fund. As compensation for these services, the Prime Shares and the Cash Reserve Prime Class A Shares each pay ICC Distributors an annual fee equal to 0.25% of average daily net assets. The Quality Cash Shares, Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees were charged to the Prime Institutional Shares.

The Shareholder Service Plan (the 'Plan') for the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime Series of the Fund ('Shares') provides compensation to third parties who provide shareholder services to clients, who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund pays the distributor an annual fee, calculated daily and paid monthly, equal to 0.07% of the Shares' average daily net assets. Prior to July 5, 2001, the fee was 0.05%. The Board of Directors of the Fund approved changing the fee at a Board meeting held on June 26, 2001.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. Effective February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Plan, voted to amend the Plan effective December 31, 2000.The amendments provided that no further benefits would accrue to any current or future Directors and included a one-time payment of benefits accrued under the Plan to Directors, as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's Deferred Compensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to the Fund for the period ended September 30, 2001 was $192,015 and the accrued liability was $87,740.

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital shares of the Prime Series were as follows (at net asset value of $1.00 per share):

                                         For the                 For the
                                Six Months Ended              Year Ended
                            September 30, 2001 1          March 31, 2001
                            --------------------          --------------
Prime Series:
  Sold:
    Prime Shares ...............  11,430,673,130          34,781,774,664
    Cash Reserve Prime
      Class A Shares ...........      45,220,009             369,574,242
    Cash Reserve Prime
      Class B Shares ...........       6,666,824              21,570,678
    Cash Reserve Prime
      Class C Shares ...........         435,401               3,611,704
    Prime Institutional Shares .   6,740,514,214          14,248,970,131
    Quality Cash Shares ........      68,588,151             265,504,692
  Reinvested:
    Prime Shares ...............      91,509,666             300,567,137
    Cash Reserve Prime
      Class A Shares ...........         165,891                 538,430
    Cash Reserve Prime
      Class B Shares ...........         154,312                 238,869
    Cash Reserve Prime
      Class C Shares ...........          15,865                  29,796
    Prime Institutional Shares .      16,184,659              36,273,237
    Quality Cash Shares ........         700,914               3,004,615
  Redeemed:
    Prime Shares ............... (12,437,193,402)        (35,119,236,863)
    Cash Reserve Prime
      Class A Shares ...........     (45,076,945)           (374,445,652)
    Cash Reserve Prime
      Class B Shares ...........      (4,404,954)            (12,814,093)
    Cash Reserve Prime
      Class C Shares ...........        (826,402)             (2,828,014)
    Prime Institutional Shares .  (6,685,895,997)        (14,251,483,991)
    Quality Cash Shares ........     (86,434,621)           (293,198,986)
                                 ---------------         ---------------
    Net decrease ...............    (859,003,285)            (22,349,404)
                                 ===============         ===============

--------------------------------------------------------------------------------
1 Unaudited.

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                                       21
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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                    PO BOX 219210
                    KANSAS CITY, MO 64121-9210
or call toll-free:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Cash Reserve Prime Shares
   Class A Shares                                             CUSIP #251521209
   Class B Shares                                             CUSIP #251521308
   Class C Shares                                             CUSIP #251521100
                                                              BDCASHSA (9/01)
                                                              Printed 11/01

Distributed by:
ICC Distributors, Inc.